EQUITY-BASED INCENTIVE PLANS - Restricted Share Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 39,611	$ 57,506	$ 65,588
Nonvested RSUs
Shares
Balance at beginning of year (in shares)	1,385,000
Granted (in shares)	1,021,000
Vested (in shares)	(492,000)
Forfeited (in shares)	(80,000)
Balance at end of year (in shares)	1,834,000	1,385,000
Weighted-Average Grant-Date Fair Value per Share
Balance at beginning of year (in usd per share)	$ 51.65
Granted (in usd per share)	33.19
Vested (in usd per share)	50.99
Forfeited (in usd per share)	41.51
Balance at end of year (in usd per share)	$ 41.99	$ 51.65
Directors’ RSUs
Shares
Balance at beginning of year (in shares)	28,000
Granted (in shares)	37,000	28,000	17,000
Vested (in shares)	(28,000)
Balance at end of year (in shares)	37,000	28,000
Weighted-Average Grant-Date Fair Value per Share
Balance at beginning of year (in usd per share)	$ 49.55
Granted (in usd per share)	38.18
Vested (in usd per share)	49.55
Balance at end of year (in usd per share)	$ 38.18	$ 49.55
Financial Performance-Based Grants | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 2,020
Shares
Granted (in shares)	665,000	702,000	312,000
Vested (in shares)	(370,000)
Weighted-Average Grant-Date Fair Value per Share
Granted (in usd per share)	$ 33.56	$ 41.67	$ 79.86
Vested (in usd per share)	$ 66.10
Stock Performance-Based Grants | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 2,908
Shares
Granted (in shares)	166,000	130,000	0
Vested (in shares)	0	0
Weighted-Average Grant-Date Fair Value per Share
Granted (in usd per share)	$ 37.41	$ 37.35
Discontinued Operations, Held-for-sale [Member] | Financial Performance-Based Grants | Capital Services [Member] | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 187
Discontinued Operations, Held-for-sale [Member] | Financial Performance-Based Grants | Technology | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	187
Discontinued Operations, Held-for-sale [Member] | Stock Performance-Based Grants | Capital Services [Member] | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	135
Discontinued Operations, Held-for-sale [Member] | Stock Performance-Based Grants | Technology | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 176